Loss Per Ordinary Share - Schedule of Weighted Average Number of Ordinary Shares (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants [Member]
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Anti dilutive shares	9,092,121	8,869,633
R S U Outstanding Member [Member]
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Anti dilutive shares	18,901	54,952
Rsus Vested [Member]
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Anti dilutive shares	150,771	115,820
Incentive Shares Member [Member]
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Anti dilutive shares	5,000	5,000
Share options [Member]
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Anti dilutive shares	1,626,256	1,482,628